Income Tax Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Corporate income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%	15.00%	15.00%